BALANCE SHEETS [Parenthetical] - $ / shares	Mar. 31, 2019	Mar. 31, 2018
Units of limited partnership interest, authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	21,996,102	21,996,102
Units of limited partnership interest, issued	21,996,102	21,996,102
Units of limited partnership interest, outstanding	21,695,581	21,778,581
Series 15 [Member]
Units of limited partnership interest, authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,870,500	3,870,500
Units of limited partnership interest, issued	3,870,500	3,870,500
Units of limited partnership interest, outstanding	3,810,700	3,811,700
Series 16 [Member]
Units of limited partnership interest, authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	5,429,402	5,429,402
Units of limited partnership interest, issued	5,429,402	5,429,402
Units of limited partnership interest, outstanding	5,332,500	5,367,700
Series 17 [Member]
Units of limited partnership interest, authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	5,000,000	5,000,000
Units of limited partnership interest, issued	5,000,000	5,000,000
Units of limited partnership interest, outstanding	4,938,247	4,956,447
Series 18 [Member]
Units of limited partnership interest, authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,616,200	3,616,200
Units of limited partnership interest, issued	3,616,200	3,616,200
Units of limited partnership interest, outstanding	3,558,134	3,586,734
Series 19 [Member]
Units of limited partnership interest, authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,080,000	4,080,000
Units of limited partnership interest, issued	4,080,000	4,080,000
Units of limited partnership interest, outstanding	4,056,000	4,056,000